Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues	Revenue attributable to the Company’s different products and services was as follows:
	Three Months Ended March 31,
	2021	2020

Products	$4,250	$1,959
Services	335	285

	$4,585	$2,244
Revenue attributable to the Company’s different products and services was as follows:
	Year Ended December 31,
	2020	2019

Products	$7,742	$8,105
Services	861	666

	$8,603	$8,771

Schedule of Revenue Based on Geographic Areas

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Three Months Ended March 31,
	2021	2020

USA	63%	91%
Canada	27%	9%
Latin America	10%	-

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:
	Year Ended December 31,
	2020	2019

USA	87%	81%
Canada	13%	19%

Schedule of Company's Major Customer	The following table summarizes the Company’s major customers:
	Three Months Ended March 31,
	2021	2020

Regional distributor A	39%	51%
Regional distributor B	8%	12%
Regional distributor C	17%	4%
The following table summarizes the Company’s major customers:
	Year Ended December 31,
	2020	2019

Regional distributor A	37%	47%
Regional distributor B	8%	15%